S000010774 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	151 Months Ended	239 Months Ended	351 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
New Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.85%		7.61%	9.21%
Former Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.06%		7.94%	9.48%
C000129843 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.29%		7.79%	8.97%
Performance Inception Date					Jun. 13, 2013
C000251871 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.14%		7.50%	8.61%
Performance Inception Date		Oct. 02, 2024
C000029775 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.18%		6.18%	7.94%
Performance Inception Date							Oct. 15, 1996
C000029775 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.83%		3.96%	5.83%
Performance Inception Date							Oct. 15, 1996
C000029775 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.03%		4.26%	5.74%
Performance Inception Date							Oct. 15, 1996
C000029777 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.05%		6.64%	7.78%
Performance Inception Date							Oct. 15, 1996
C000029778 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.61%		7.16%	8.33%
Performance Inception Date						Jan. 23, 2006
C000029779 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.23%		7.72%	8.87%
Performance Inception Date							Oct. 15, 1996